PORTALTOCHINA.COM, INC.
                       2325 Hurontario Street, Suite 204
                         Mississauga, Ontario  L5A 4K4
                              Tel: (647) 294-8537
                              Fax: (647) 436-2050

                                                                  April 21, 2010

VIA  EDGAR

Securities  and  Exchange  Commission
Division  of  Corporation  Finance
100  F  Street  N.E.
Washington,  D.C.  20549

Attention:  Evan  S.  Jacobson,  Staff  Attorney


     Re:     PORTALTOCHINA.COM,  INC.
             REVISED PRELIMINARY INFORMATION STATEMENT ON SCHEDULE 14C FILED APRIL 19, 2010
             FILE  NO.  000-52239

Dear  Mr.  Jacobson:

In connection with the above-captioned filing, Portaltochina.com, Inc. (the "Company") is herewith filing with the Commission, via Edgar, a revised preliminary information statement in the form of Schedule 14C that has been marked to indicate the changes thereto (the "Preliminary Information Statement").

The Preliminary Information Statement has been amended to respond to the Staff's letter dated, April 19, 2010. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Preliminary Information Statement.

Introduction

Amendment of Articles of Incorporation to Change the Name of the Company

1. In response to the Staff's comment, we have revised the section to disclose the change in the Company's internet portal business from facilitating trade with China to facilitating commercial real-estate transactions in Canada.

Amendment of Articles of Incorporation to Increase the Authorized Shares

2. In response to the Staff's comment, we have revised our disclosure to discuss the potentially dilutive impact that the increase in authorized shares of common stock could have on existing shareholders.

As requested by the Staff, the Company hereby acknowledges the following:

(1) the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

(2) Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

(3) the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours  very  truly,



/s/  Caroline  Rechia
Caroline  Rechia
President  &  CEO